Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Loss Per Share [Abstract]
Schedule of basic and diluted EPS calculations
	Years Ended March 31,
	2020	2019	2018
Numerator
Net income (loss) attributable to owners of the Company	$(5,333)	$(2,635)	$123,741
Denominator
Weighted average number of shares - Basic	10,951,531	4,819,874	2,677,961
Diluted effect of average number of options	—	—	18,462
Weighted average number of shares - Diluted	10,951,531	4,819,874	2,696,423
Basic earnings (loss) per share	$(0.49)	$(0.55)	$46.21
Diluted earnings (loss) per share	$(0.49)	$(0.55)	$45.89